Stock-Based Compensation (Details 7) (Restricted Stock Units RSU and Performance Stock Units PSU, USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Weighted-Average Fair Value
Granted (In dollars per share)	$ 13,780.00	$ 14,780.00	$ 10,100.0
Total fair value of awards that vested ($ millions)	$ 14,600.0	$ 9,600.0	$ 8,200.0
Omnibus Plan
Options, Outstanding [Roll Forward]
Nonvested at the beginning of the period (in shares)	4,327,461,000
Granted (in shares)	869,894,000
Vested (Shares)	(3,198,219,000)
Forfeited or Expired (Shares)	(126,502,000)
Nonvested at the end of the period (in shares)	1,872,634,000
Weighted-Average Fair Value
Nonvested at the beginning of the period (in dollars per share)	$ 6,460.00
Granted (In dollars per share)	$ 13,780.00
Vested (In dollars per share)	$ 4,580.00
Forfeited or Expired (In dollars per share)	$ 13,190.00
Nonvested at the end of the period (in dollars per share)	$ 12,620.00
Outstanding at January 1, 2012 Aggregate Intrinsic Value (In thousands of dollars)	50,718,000
Outstanding at December 31, 2012 Aggregate Intrinsic Value (In thousands of dollars)	$ 30,468,000